CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME $ in Thousands		12 Months Ended
		Dec. 31, 2022 USD ($) $ / shares shares		Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares
Net revenues
Total net revenues		$ 2,411,516		$ 2,619,051	$ 1,918,144
Cost of revenues	[1]	(1,559,388)		(1,781,150)	(1,378,146)
Gross profit		852,128		837,901	539,998
Operating expenses
Research and development expenses	[1]	(261,807)		(279,781)	(302,818)
Sales and marketing expenses	[1]	(400,435)		(468,407)	(505,389)
General and administrative expenses	[1]	(141,826)		(221,731)	(146,666)
Goodwill impairment		(14,830)		0	0
Total operating expenses		(818,898)		(969,919)	(954,873)
Gain on disposal of business		0		4,959	0
Other income		17,505		20,376	8,095
Operating (loss) income		50,735		(106,683)	(406,780)
Interest expense		(12,770)		(14,475)	(75,555)
Interest income and investment income		93,148		91,233	89,078
Foreign currency exchange (losses) gains, net		11,666		(13,377)	(17,472)
Gain (loss) on disposal and deemed disposal of investments		4,113		(23,762)	272,281
Gain (loss) on fair value changes of investments		424,304		(15,435)	160,849
Loss on extinguishment of debt and derivative		63,378		5,291	(6,277)
Other non-operating expenses		0		(381)	(2,467)
Income (loss) before income tax expenses		634,574		(77,589)	13,657
Income tax expenses		(34,575)		(25,745)	(27,825)
(Loss) income before share of loss in equity method investments, net of income taxes		599,999		(103,334)	(14,168)
Share of loss in equity method investments, net of income taxes		(498,431)		(26,217)	(7,634)
Net (loss) income from continuing operations		101,568		(129,551)	(21,802)
Net income from discontinued operations		0		35,567	1,401,670
Net income (loss)		101,568		(93,984)	1,379,868
Net (loss) income attributable to the non-controlling interest shareholders and the mezzanine equity classified non-controlling interest shareholders		27,323		13,691	(6,971)
Net income (loss) attributable to controlling interest of JOYY Inc.		128,891		(80,293)	1,372,897
Net (loss) income from continuing operations attributable to controlling interest of JOYY Inc.		128,891		(115,860)	(18,741)
Net income from discontinued operations attributable to controlling interest of JOYY Inc.		0		35,567	1,391,638
Accretion of subsidiaries' redeemable convertible preferred shares to redemption value		(5,426)		(5,236)	(5,564)
Cumulative dividend on subsidiary's Series A Preferred Shares		(4,000)		(4,000)	(4,000)
Net income (loss) attributable to common shareholders of JOYY Inc.		119,465		(89,529)	1,363,333
Net (loss) income from continuing operations attributable to common shareholders of JOYY Inc.		119,465		(125,096)	(28,305)
Net income from discontinued operations attributable to common shareholders of JOYY Inc.		0		35,567	1,391,638
Other comprehensive income (loss):
Foreign currency translation adjustments, net of nil tax		(246,959)		58,887	215,363
Comprehensive income (loss) attributable to the common shareholders of JOYY Inc.		$ (127,494)		$ (30,642)	$ 1,578,696
Net income (loss) per ADS/common share
Net income (loss) per share, Basic | (per share)		$ 0.08	[2]	$ (0.06)	$ 0.85	[2]
Net income (loss) per share, Basic, Continuing operations | $ / shares		0.08		(0.08)	(0.02)
Net income (loss) per share, Basic, Discontinued operations | $ / shares				0.02	0.87
Net income (loss) per share, Diluted | (per share)		0.08	[2]	(0.06)	0.85
Net income (loss) per share, Diluted, Continuing operations | $ / shares		$ 0.08		(0.08)	(0.02)
Net income (loss) per share, Diluted, Discontinued operations | $ / shares				$ 0.02	$ 0.87
Weighted average number of ADS/Common shares used in calculating net income (loss) per ADS/Common share
Weighted average number of share used in calculating net income (loss) per ADS, Basic, Continuing operations | shares		1,439,390,191		1,562,016,001	1,600,199,759
Weighted average number of share used in calculating net income (loss) per ADS, Basic, Discontinued operations | shares		1,439,390,191		1,562,016,001	1,600,199,759
Weighted average number of share used in calculating net income (loss) per ADS, Diluted, Continuing operations | shares		1,645,448,440		1,562,016,001	1,600,199,759
Weighted Average Number of Shares Outstanding, Diluted, From Discontinued Operations | shares	[2]	1,645,448,440		1,562,016,001	1,600,199,759
ADSs [Member]
Net income (loss) per ADS/common share
Net income (loss) per share, Basic | $ / shares	[2]	$ 1.66		$ (1.14)	$ 17.04
Net income (loss) per share, Basic, Continuing operations | $ / shares	[2]	1.66		(1.60)	(0.35)
Net income (loss) per share, Basic, Discontinued operations | $ / shares	[2]			0.46	17.39
Net income (loss) per share, Diluted | $ / shares	[2]	1.59		(1.14)	17.04
Net income (loss) per share, Diluted, Continuing operations | $ / shares	[2]	$ 1.59		(1.60)	(0.35)
Net income (loss) per share, Diluted, Discontinued operations | $ / shares	[2]			$ 0.46	$ 17.39
Weighted average number of ADS/Common shares used in calculating net income (loss) per ADS/Common share
Weighted average number of share used in calculating net income (loss) per ADS, Basic, Continuing operations | shares		71,969,510		78,100,800	80,009,988
Weighted average number of share used in calculating net income (loss) per ADS, Basic, Discontinued operations | shares		71,969,510		78,100,800	80,009,988
Weighted average number of share used in calculating net income (loss) per ADS, Diluted, Continuing operations | shares		82,272,422		78,100,800	80,009,988
Weighted Average Number of Shares Outstanding, Diluted, From Discontinued Operations | shares		82,272,422		78,100,800	80,009,988
Live streaming
Net revenues
Total net revenues		$ 2,225,518		$ 2,476,790	$ 1,815,826
Others,
Net revenues
Total net revenues		$ 185,998		$ 142,261	$ 102,318

[1]	Share-based compensation was allocated in cost of revenues and operating expenses as follows
[2]	Each ADS represents 20 common shares.